EVENTS DURING THE REPORTING PERIOD (Narrative) (Details) ₪ in Thousands, $ in Thousands			1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 09, 2022 USD ($)	May 31, 2023 ILS (₪)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 ILS (₪)	May 31, 2023 USD ($)	Apr. 30, 2023 ILS (₪)	Apr. 30, 2023 USD ($)	Jan. 31, 2023 ILS (₪)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Additions in investment				$ 620	$ 0	$ 620	$ 0
Roseman Engineering Ltd.
Disclosure of detailed information about borrowings [line items]
Cash transferred | ₪												₪ 15,000
New Agreement | IoT Technology Holdings Ltd.
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in associate		49.10%
Investment amount		$ 1,500
Proportion of ownership interest in associate according to First Call Option		50.10%
Description of exercise term of First Call Option		Company between two to eleven years from signing of the New Agreement date.
Proportion of ownership interest in associate according to Second Call Option		100.00%
Description of exercise term of Second Call Option		The option can be exercised by the Company at any time during a period of ten years following the exercise of the First Call Option and in no event later than fourteen years from the signing of New Agreement.
Description of exercise term of Put Option		The Put Option shall be exercisable commencing at any time following the lapse of two years following the signing of the New Agreement and ending upon the lapse of the Second Call Option period.
Fair value of the First Call Option	[1]			$ 1,918		$ 1,918
New Agreement | IoT Technology Holdings Ltd. | Mr. Alon Feit
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in associate		30.90%
Investment amount		$ 500
New Agreement | IoT Technology Holdings Ltd. | Bank Hapoalim
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in associate		20.00%
Investment amount		$ 1,500
Additions in investment		$ 1,500
Short term credit facility
Disclosure of detailed information about borrowings [line items]
Notional amount			₪ 17,000					₪ 35,000	$ 4,600	₪ 42,500	$ 11,500		$ 10,600
Interest rate basis			a prime based variable interest rate					a prime based variable interest rate

[1]	The options mentioned above are measured at fair value through profit and loss. As of June 30, 2023, there has been no impact through profit on the Company's profit and loss report.